Loans Receivable (excluding Covered Loans) Troubled Debt Restructurings (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011 Contracts
Financing Receivable, Modifications [Line Items]
Number of Contracts	768
Pre-Modification, Outstanding Recorded Investment	$ 202,828
Post-Modification Outstanding Recorded Investment	202,828
Single Family Residential [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	681
Pre-Modification, Outstanding Recorded Investment	177,216
Post-Modification Outstanding Recorded Investment	177,216
Construction, Speculative [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	12
Pre-Modification, Outstanding Recorded Investment	2,499
Post-Modification Outstanding Recorded Investment	2,499
Construction, Custom [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	0
Land, Acquisition and Development [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	3
Pre-Modification, Outstanding Recorded Investment	3,909
Post-Modification Outstanding Recorded Investment	3,909
Land, Consumer Lot Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	62
Pre-Modification, Outstanding Recorded Investment	8,745
Post-Modification Outstanding Recorded Investment	8,745
Multi Family Housing [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	9
Pre-Modification, Outstanding Recorded Investment	10,360
Post-Modification Outstanding Recorded Investment	10,360
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	0
Commercial and Industrial Loans [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	0
Home Equity Line of Credit [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	1
Pre-Modification, Outstanding Recorded Investment	99
Post-Modification Outstanding Recorded Investment	99
Consumer Portfolio Segment [Member]
Financing Receivable, Modifications [Line Items]
Number of Contracts	0
Pre-Modification, Outstanding Recorded Investment	0
Post-Modification Outstanding Recorded Investment	$ 0